Segment Information and Major Customers (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Segment Reporting Information, Revenue For Reportable Segment [Abstract]
Schedule of Revenue from External Customers Attributed to Foreign Countries by Geographic Area [Table Text Block]
Net sales per geographic region, based on the billing location of the end customer, are summarized below.

	Three Months Ended March 31,
	2014		2013
	Sales	Percent	Sales	Percent
United States	$4,740	77%	$3,792	69%
Asia	178	3%	299	5%
Europe	967	16%	1,074	19%
Other International	269	4%	359	7%
Total Sales	$6,154	100%	$5,524	100%

Net sales per geographic region, based on the billing location of the end customer, are summarized below.

	Years Ended December 31,
	2013		2012
	Sales	Percent	Sales	Percent
United States	$16,338	68%	$14,419	70%
Asia	1,218	5%	960	5%
Europe	5,309	22%	4,319	21%
Other International	1,096	5%	813	4%
Total Sales	$23,961	100.0%	$20,511	100%